Debt (Details 3) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Apr. 18, 2017	Apr. 04, 2017	Dec. 31, 2015
Debt Instrument
Line of Credit Facility, Covenant Terms	The 2017 Credit Agreement contains customary representations, warranties and covenants, including, but not limited to, covenants restricting the company’s ability to incur indebtedness and liens and merge or consolidate with another entity. The 2017 Credit Agreement also contains financial covenants, requiring us to maintain a ratio of consolidated total indebtedness to consolidated earnings before income, taxes, depreciation and amortization, subject to certain adjustments ("Adjusted EBITDA") of not greater than 4.25 to 1, as well as requiring us to maintain a ratio of consolidated Adjusted EBITDA to consolidated interest expense of no less than 3.50 to 1 for the quarter ended September 30, 2017. The 2017 Credit Agreement also contains a financial covenant requiring us to maintain a senior secured net indebtedness to Adjusted EBITDA ratio of not greater than 3.50 to 1. These financial covenants may restrict our ability to pay dividends and purchase outstanding shares of our common stock. We were in compliance with our financial covenants at September 30, 2017. We will be required to repay the senior credit agreement with 25% to 50% of our excess cash flow from the preceding fiscal year, as defined in the agreement, unless our net leverage ratio for such preceding fiscal year is less than or equal to 3.00 to 1, which will be first measured using our fiscal year ended December 31, 2018.
Registration Rights Agreement, Effective Date	Apr. 18, 2017
Registration Rights Agreement Term	360 days
Long-term Debt
Total Debt	$ 395,671	$ 36,194			$ 24,653
Less: Unamortized Debt Issuance Costs	(7,138)	0
Less: Current Maturities of Capital Lease Obligations	(394)	0
Long-Term Portion	383,252	32,735			21,194
Current Portion of Long-Term Debt	5,281	3,459			3,459
Letters of Credit Outstanding	4,721	3,774
Commitment fees on unused line of credit	$ 353	222
Weighted average interest rate	5.00%
Debt, Weighted Average Interest Rate, net of Currency Swap Contract	4.20%
Aggregate maturities of outstanding debt including capital lease obligations
Remaining 2017	$ 1,348
2018	5,386	3,449
2019	7,062	1,429
2020	9,375	26,428
2021	11,875	1,429
Thereafter	360,625	0
Total aggregate maturities	$ 395,671	36,194
Bonds
Debt Instrument
Debt Instrument, Interest Rate, Stated Percentage	5.625%		5.625%
Bonds, Initiation Date	Apr. 18, 2017
Face amount			$ 300,000
Debt Instrument, Maturity Date	May 01, 2025
Long-term Debt
Total Debt	$ 300,000	0
Term Loan Facility
Debt Instrument
Outstanding Borrowings	75,000
Long-term Debt
Total Debt		36,143			24,571
Less: Current Maturities of Credit Facility Borrowings, Net of Debt Issuance Costs	(4,887)	(3,459)
Current Portion of Long-Term Debt	5,000
Unamortized Debt Issuance Costs, Current Portion	113
Revolving Facility
Debt Instrument
Outstanding Borrowings	20,000
Capital lease obligations
Long-term Debt
Total Debt	$ 671	$ 51			$ 82
JPMorgan, 2017 Credit Agreement
Debt Instrument
Line of Credit Facility, Initiation Date	Apr. 04, 2017
Line of Credit Facility, Expiration Date	Apr. 04, 2022
Line Of Credit Facility, Interest rate margin spread added to Federal Funds Rate on US Dollar borrowings	0.50%
Line Of Credit Facility, Minimum LIBOR one month interest rate on borrowings denominated in US dollars	0.00%
Line Of Credit Facility, Interest rate margin spread added to LIBOR rate on US Dollar borrowings	1.00%
Line Of Credit Facility, Minimum LIBOR one month interest rate on eurocurrency borrowings	0.00%
Long-term Debt
Total Debt	$ 95,000
JPMorgan, 2017 Credit Agreement | Term Loan Facility
Debt Instrument
Line of Credit Facility, Current Borrowing Capacity	$ 400,000
Line Of Credit Facility, Minimum interest rate margin spread added to LIBOR rate on US Dollar borrowings	0.25%
Line Of Credit Facility, Maximum interest rate margin spread added to LIBOR rate on US Dollar borrowings	1.25%
Minimum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings (in hundreths)	1.25%
Maximum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings (in hundreths)	2.25%
Face amount			$ 300,000
JPMorgan, 2017 Credit Agreement | Revolving Facility
Debt Instrument
Line of Credit Facility, Current Borrowing Capacity	$ 200,000
Line Of Credit Facility, Additional Borrowing Capacity Available	$ 150,000
Line Of Credit Facility, Minimum commitment fee percentage	0.175%
Line Of Credit Facility, Maximum commitment fee percentage	0.35%
Line Of Credit Facility, Minimum interest rate margin spread added to LIBOR rate on US Dollar borrowings	0.075%
Line Of Credit Facility, Maximum interest rate margin spread added to LIBOR rate on US Dollar borrowings	0.90%
Minimum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings (in hundreths)	1.075%
Maximum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings (in hundreths)	1.90%
JPMorgan, Previous Credit Agreement
Debt Instrument
Line of Credit Facility, Expiration Date		Jun. 30, 2020
Line of Credit Facility, Current Borrowing Capacity		$ 125,000
Line Of Credit Facility, Additional Borrowing Capacity Available		$ 62,500
Line Of Credit Facility, Minimum commitment fee percentage		0.175%
Line Of Credit Facility, Maximum commitment fee percentage		0.30%
Minimum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings (in hundreths)		1.075%
Maximum interest rate spread added to adjusted LIBOR rate based on leverage ratio on Eurocurrency borrowings (in hundreths)		1.70%
Outstanding Borrowings		$ 25,000		$ 45,000
Long-term Debt
Total Debt		$ 36,143
Weighted average interest rate		1.64%
Prudential Investment Management, Inc.
Debt Instrument
Outstanding Borrowings		$ 11,143
Long-term Debt
Repayments of Long-term Debt	$ 11,143